Trade and other payables (Details) - GBP (£)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	£ 396,686,000	£ 341,288,000	£ 348,707,000
Other payables	11,587,000	9,734,000	10,274,000
Accrued expenses	56,279,000	52,257,000	49,139,000
Social security and other taxes	12,484,000	21,645,000	13,472,000
Total trade and other payables	477,036,000	424,924,000	421,592,000
Less: non-current portion
Trade payables	178,853,000	175,835,000	189,693,000
Other payables	585,000	59,000	198,000
Non-current trade and other payables	179,438,000	175,894,000	189,891,000
Current trade and other payables	297,598,000	249,030,000	231,701,000
Transfer fees and other associated costs	390,798,000	331,418,000	338,978,000
Gross contractual trade payables pre discounting	426,736,000	362,230,000	378,560,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	178,853,000	175,835,000	189,693,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	117,299,000	106,636,000	108,752,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 61,554,000	£ 69,199,000	£ 80,941,000